Income Taxes - Income Tax Benefit (Expense) Recognized Directly in Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Recognized in other comprehensive income:
Current income tax benefit (expense)	$ 0	$ 2
Deferred income tax benefit (expense)	(101)	304
Total income tax benefit (expense) included in other comprehensive income (loss)	(101)	306
Deferred income tax benefit (expense)	(24)	15
Total income tax benefit (expense) recorded in equity, including tax benefit (expense) recorded in Other comprehensive income	$ (125)	$ 321